Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 8:- PROPERTY, PLANT AND EQUIPMENT, NET

Balance as of December 31, 2017:

	Laboratory equipment	Leasehold improvements	Office furniture and equipment	Computers	Total
Cost
Balance as of January 1, 2017	1,006	372	147	232	1,757
Additions during the year	244	12	24	65	345
Deductions during the year	-	-	-	(2)	(2)

Balance as of December 31, 2017	1,250	384	171	295	2,100

Accumulated Depreciation

Balance as of January 1, 2017	140	116	18	110	384
Additions during the year:	162	125	13	72	372

Balance as of December 31, 2017	302	241	31	182	756

Depreciated cost as of December 31, 2017	948	143	140	113	1,344

Depreciated cost as of December 31, 2017 (convenience translation into U.S. dollars (Note 2d))	274	41	40	33	388

Balance as of December 31, 2016:

	Laboratory equipment	Leasehold improvements	Vehicles	Office furniture and equipment	Computers	Total
Cost
Balance as of January 1, 2016	687	244	176	36	149	1,292
Additions during the year:	319	128	-	111	83	641
Deductions during the year:	-	-	(176)	-	-	(176)

Balance as of December 31, 2016	1,006	372	-	147	232	1,757

Accumulated Depreciation

Balance as of January 1, 2016	12	-	37	8	48	105
Additions during the year:	128	116	25	10	62	341
Deductions during the year:	-	-	(62)	-	-	(62)

Balance as of December 31, 2016	140	116	-	18	110	384

Depreciated cost as of December 31, 2016	866	256	-	129	122	1,373